COMMITMENTS AND CONTINGENCIES - Litigation Matters (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Flexjet | Forecast
Loss Contingency, Narco and Bendix Asbestos Related Balances by Balance Sheet Caption [Line Items]
Payments for legal settlements		$ 375
Flexjet | Pending Litigation
Loss Contingency, Narco and Bendix Asbestos Related Balances by Balance Sheet Caption [Line Items]
Other			$ 370
Accrual for environmental loss contingencies, adjustment, reduction in sales			310
Accrual for environmental loss contingencies, adjustment, reduction in operating income (loss)			$ 370
Duncan and StandardAero
Loss Contingency, Narco and Bendix Asbestos Related Balances by Balance Sheet Caption [Line Items]
Payments for legal settlements	$ 59